CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 97,376	$ 77,351	$ 172,554
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	58,135	54,129	49,518
Gain on sale of assets	(16,555)	(10,375)	0
Unrealized loss on inventory valuation	1,262	1,869	3,570
Amortization and write-off of deferred finance charges	2,956	2,481	2,008
Unrealized loss/(gain) on derivatives	2,898	(204)	4,666
Unrealized foreign exchange (gain)/loss	(5,784)	882	(5,316)
Share based compensation	150	144	120
Change in:
Accounts receivable	(4,560)	(2,311)	1,607
Due from Managers	(815)	8	(22)
Inventories	928	(683)	(13,176)
Accrued revenue	(339)	323	60
Prepaid expenses and other current assets	(395)	(849)	(2,280)
Due to Managers	33	(58)	7
Trade accounts payable	(1,116)	385	505
Accrued liabilities	4,666	160	4,669
Non current assets & Other liabilities	(3,443)	1,704	1,709
Unearned revenue	(4,939)	(2,749)	(2,153)
Net Cash Provided by Operating Activities	130,458	122,207	218,046
Cash Flows from Investing Activities:
Vessel advances	(144,775)	(209,103)	(183,276)
Proceeds from sale of assets	77,996	30,773	16,930
Increase in bank time deposits	(81,988)	(52,870)	(79,817)
Maturity of bank time deposits	77,035	79,474	16,759
Net Cash Used in Investing Activities	(71,732)	(151,726)	(229,404)
Cash Flows from Financing Activities:
Proceeds from long-term debt	248,300	255,200	259,575
Principal payments of long-term debt	(212,140)	(165,226)	(191,302)
Dividends paid	(29,502)	(30,678)	(33,626)
Payment of deferred financing costs	(2,844)	(2,846)	(6,405)
Finance lease payments	0	0	(21,971)
Other financing liability payments	(755)	(1,087)	0
Repurchase of common stock	(28,917)	(26,222)	(9,051)
Redemption of preferred stock	0	0	(37,314)
Payment of preferred stock redemption expenses	0	0	(7)
Net Cash (Used in)/Provided by Financing Activities	(25,858)	29,141	(40,101)
Net (decrease)/increase in cash, cash equivalents and restricted cash	32,868	(378)	(51,459)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(371)	353	(709)
Cash, cash equivalents and restricted cash at beginning of year	59,061	59,086	111,254
Cash, cash equivalents and restricted cash at end of year	91,558	59,061	59,086
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	29,452	22,340	13,670
Non Cash Investing and Financing Activities:
Unpaid financing fees	150	103	180
Unpaid capital expenditures	136	842	3,704
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash and cash equivalents	81,083	48,191	49,186
Restricted cash – Current assets	3,000	2,020	1,000
Restricted cash – Non current assets	7,475	8,850	8,900
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 91,558	$ 59,061	$ 59,086